Revenue - Schedule of Contract Liabilities (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
Contract With Customers, Liability [Roll Forward]
Beginning balance	$ 1,046	$ 911
Customer prepayment and billing in advance of performance	110	581
Revenue recognized in the period that was included in the contract liability balance at the beginning of the period	(138)	(149)
Revenue recognized in the period that was included in the contract liability balance during the period	(79)	(297)
Ending balance	$ 939	$ 1,046